LEASES (Details 4) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets	$ 25,678	$ 26,815	$ 26,815
Current financing lease liabilities	4,746	4,666	3,988
Non-current financing lease liabilities	$ 20,932	$ 22,149	$ 27,190